Share Capital And Share Based Compensation - Share Options,narrative (Details) - USD ($) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2024	Apr. 30, 2024	Feb. 28, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Dec. 31, 2023	Jul. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, granted in period (in shares)	1,025,000	50,000		650,000	0
Options outstanding, adjusted in period (in shares)					1,006,000
Vesting of share options (in shares)			750,000		127,000	124,000
Expected dividend yield					0.00%
Options, outstanding (in shares)					1,581,000	1,896,000
Intrinsic value of share options outstanding and exercisable					$ 17.2	$ 32.0			$ 10.9
LTIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized										139,000
Vesting term	3 years	3 years	3 years	3 years
Term	6 years	4 years		4 years
Increase in share-based compensation expense						$ 0.6
Golar scheme
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, outstanding (in shares)					1,600,000	1,900,000			1,400,000
Employee stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Total unrecognized compensation cost					$ 9.0
Weighted average period of recognition for unrecognized compensation cost (in years)					1 year 9 months 18 days
Employee stock options | LTIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized							6,000,000.0	3,000,000.0